Share Capital And Share Based Compensation	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Share Capital And Share Based Compensation

24.	SHARE CAPITAL AND SHARE BASED COMPENSATION
Our common shares are listed on the Nasdaq Stock Exchange.

As of December 31, 2025 and 2024, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2025	2024
150,000,000 (2024: 150,000,000) common shares of $1.00 each	150,000	150,000

Issued share capital:

(in thousands of $, except per share data)	2025	2024
101,319,440 (2024: 104,534,703) outstanding issued common shares of $1.00 each	101,319	104,535

(number of shares in thousands)	2025	2024
As of January 1	104,535	104,578
Repurchase and cancellation of treasury shares (1)	(3,576)	(679)
Share options exercised	233	512
Vesting of RSUs	127	124
As of December 31	101,319	104,535
(1) During 2025 and 2024, we repurchased and cancelled 3.6 million and 0.7 million treasury shares for a net consideration of $144.0 million and $14.2 million, inclusive of brokers commission of $0.1 million and $0.01 million, respectively.

Contributed surplus
As of December 31, 2025 and 2024, we have a contributed surplus of $200 million. Contributed surplus is capital that can be returned to stockholders without the need to reduce share capital, thereby giving Golar greater flexibility when it comes to declaring dividends.

Share options

Our Long Term Incentive Plan (the “LTIP”) was adopted by our Board, effective as of October 24, 2017. In August 2024, our board approved the first amendment to the LTIP. Under this amendment, the maximum aggregate number of common shares that may be delivered pursuant to any and all awards under the LTIP was increased from 3.0 million to 6.0 million, subject to adjustment due to recapitalization or reorganization as provided under the LTIP.
The LTIP allows for grants of (i) share options, (ii) share appreciation rights, (iii) restricted share awards (iv) share awards, (v) other share-based awards, (vi) cash awards, (vii) dividend equivalent rights, (viii) substitute awards and (ix) performance-based awards, or any combination of the foregoing as determined by the Board or nominated committee in its sole discretion. Either authorized unissued shares or treasury shares (if there are any) in the Company may be used to satisfy exercised options.

Pursuant to the LTIP, we awarded certain individuals share options for the years ended December 31, 2024 and 2023, as follows:

•in March 2023, 650 thousand share options were granted to executive officers and certain employees. The options vest in equal installments over three years and have a four-year term;
•in April 2024, 50 thousand share options were granted to an executive officer. The options vest in equal installments over three years and have a four-year term;
•in February 2024, we extended the term of 750 thousand fully vested share options granted to two executive officers in May 2021 to May 13, 2026. These options were originally awarded for a term of 3 years from 2021 to 2024. Incremental compensation cost of $0.6 million was recognised during the year ended December 31, 2024, representing the excess of fair value of options at modification date over the original fair value at grant date; and
•in November 2024, 1,025 thousand share options were granted to executive officers and certain employees. During 2025, the number of share options relating to the November 2024 grant was adjusted to 1,006 thousand. The options vest in equal installments over three years and have a 6 year contractual term. The expected is calculated using the simplified method, as explained below.
No share options were awarded during the year ended December 31, 2025.

The fair value of each option award is estimated on the grant date or modification date using the Black-Scholes option pricing model. The weighted average assumptions as of the grant dates are as follows:

	November 2024	April 2024	March 2023
Risk free interest rate	4.3%	4.4%	4.1%
Expected volatility of common stock	41.5%	50.4%	70.5%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term of options	4.5 years	4.0 years	4.0 years

The assumption for expected future volatility is based primarily on an analysis of historical volatility of our common shares.

Where the criteria for using the simplified method are met, we have used this method to estimate the expected term of options based on the vesting period of the award that represents the period options granted are expected to be outstanding. Under the simplified method, the mid-point between the vesting date and the maximum contractual expiration date is used as the expected term. Where the criteria for using the simplified method are not met, we used the contractual term of the options.

The dividend yield has been estimated at 0.0% as the exercise price of the options is reduced by the value of dividends, declared and paid on a per share basis.
As of December 31, 2025, 2024 and 2023, the number of options outstanding in respect of Golar shares was 1.6 million, 1.9 million and 1.4 million, respectively. A summary of the share options movements during the year ended December 31, 2025 is presented below:

	Shares (in thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2024	1,896	$25.44	3.3
Adjustment	(19)	$33.02
Exercised during the year	(233)	$13.71
Forfeited during the year	(63)	$23.27
Options outstanding at December 31, 2025	1,581	$26.34	2.5

Options outstanding and exercisable at:
December 31, 2025	747	$22.31	1.9
December 31, 2024	453	$12.10	1.6
December 31, 2023	750	$10.22	0.4

The exercise price of all options is reduced by the amount of dividends declared and paid up during 2025. The above figures for options granted, exercised and forfeited show the average of the prices at the time of granting, exercising and forfeiting of the options, and for options outstanding at the beginning and end of the year, the average of the reduced option prices is shown.

As of December 31, 2025, 2024 and 2023, the aggregate intrinsic value of share options that were both outstanding and exercisable was $17.2 million, $32.0 million and $10.9 million, respectively.

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Intrinsic value of share options exercised	6,697	12,955	—
Total fair value of share options vested in the year	7,016	2,647	1,958

Compensation cost recognized in the consolidated statement of operations	6,529	3,649	2,706
Share options cost capitalized*	—	—	173
*Relates to capitalized costs on share options awarded to employees directly involved in certain vessel conversion projects.

As of December 31, 2025, the total unrecognized compensation cost amounting to $9.0 million relating to options outstanding is expected to be recognized over a weighted average period of 1.8 years.
Restricted Stock Units

Time-based RSUs

Pursuant to the LTIP, we granted certain individuals RSUs during the years ended December 31, 2025, 2024 and 2023, as follows:

•in March 2025, we granted certain individuals RSUs that were not subject to any service or performance conditions and were fully vested upon grant. The number of RSUs earned under this award was 23 thousand. In addition, we also granted certain individuals RSUs that will vest equally over the requisite service period of three years from March 2025 to March 2028. The maximum number of RSUs that may be earned under the award is 71 thousand;
•in March 2024, we granted certain individuals RSUs that were not subject to any service or performance conditions and were fully vested upon grant. The number of RSUs earned under this award was 50 thousand. In addition, we also granted certain individuals RSUs that will vest equally over the requisite service period of three years from March 2024 to March 2027. The maximum number of RSUs that may be earned under the award is 129 thousand; and
•in March 2023, we granted certain individuals RSUs that were not subject to any service or performance conditions and were fully vested upon grant. The number of RSUs earned under this award was 55 thousand. In addition, we also granted certain individuals RSUs that will vest equally over the requisite service period of three years from March 2023 to March 2026. The maximum number of RSUs that may be earned under the award is 134 thousand.

A summary of time-based RSU activities for the year ended December 31, 2025 is presented below:

	Shares (in thousands)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested RSUs at December 31, 2024	220	22.97	1.7
Granted during the year	94	33.86
Vested during the year	(124)	34.96
Forfeited during the year	(11)	20.26
Non-vested RSUs at December 31, 2025	179	27.27	1.4

Performance-based RSUs

July 2022 grant

In July 2022, we granted certain individuals RSUs that are subject to certain market and performance conditions within the performance period from January 1 to December 31, 2022. The market and performance conditions are weighted to determine the maximum number of RSUs that will be awarded. The maximum number of RSUs earned under the award is 139 thousand. However, 70% of the total award or 97 thousand RSUs vested over the requisite service period of three-years from July 2022 to July 2025 regardless of the achievement of market and performance conditions.

The remaining 30% of the award contingently vests subject to Golar achieving more than 70% of the market and performance conditions. These market and performance conditions were achieved at December 31, 2022 and the award also vested over the requisite service period of three years from July 2022 to July 2025.

As of December 31, 2025, there were no outstanding performance-based RSUs, as all awards had fully vested.

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Compensation cost recognized in the consolidated statement of income	3,391	3,532	3,050
RSU cost capitalized *	—	—	247
*Relates to capitalized costs on RSUs awarded to employees directly involved in certain vessel conversion projects.
As of December 31, 2025, the total unrecognized compensation cost of $2.9 million relating to time-based RSUs outstanding is expected to be recognized over a weighted average period of 1.7 years.